Related Party Disclosures (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Disclosures [Abstract]
Schedule of Transactions Between Related Parties	The following table provides the total amount of transactions and outstanding balances (excluding loans with related parties and remuneration) that have been entered into with related parties for the relevant financial year.
		Sales to related parties $	Purchases from related parties $	Amounts owed by related parties $	Amounts owed to related parties $
Cyclone Metals Limited	2025	-	548	-	-
Cyclone Metals Limited	2024	-	-	-	-

Schedule of Remuneration of Directors and Key Management Personnel

The following table discloses the remuneration of directors and key management personnel of the Company:

	30 June 2025 $	30 June 2024 $
Short-term employee benefits	1,512,519	296,978
Post-employment benefits	-	-
Share-based payments	25,409,893	-
Long-term employee benefits	-	-
	26,922,412	296,978